Segment Report - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R) product	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)
Disclosure of operating segments [line items]
Number of economic products | product	1
Additions other than through business combinations, property, plant and equipment	R 3,553	R 4,687	R 4,280
Operating segments
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	3,553	4,687	4,280
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	959	1,591	1,563
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	959	1,591	1,563
Capital expenditures, net of capitalised revenue			2,609
Capitalised revenue	0	0	1,046
Wafi-Golpu Joint Operation | Foreign operations
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	R 54	R 350	R 288